Lease - Summary of Details of Future Minimum Lease Payments under Operating Lease Contracts (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [Line Items]
Net amount of minimum lease payments	₩ 373,573	₩ 377,327
Less than 1 year [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Net amount of minimum lease payments	109,025	109,258
1-5 years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Net amount of minimum lease payments	263,395	266,434
More than 5 years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Net amount of minimum lease payments	₩ 1,153	₩ 1,635